Summarised financial information - Summary of Unconsolidated Equity Results (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Summarised Financial Information [Line Items]
Total equity	£ 67,401	£ 62,955	£ 64,160	£ 65,688
Share capital	614	614
Perpetual hybrid bonds	1,685	0
BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Total equity	35,977	32,908
Share capital	614	614
Share premium	107	103
Perpetual hybrid bonds	1,685
Other equity	£ 33,571	£ 32,191